Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Assumptions Used in Pricing Model

The assumptions used in the Black-Scholes option pricing model for the years ended December 31, 2012 and 2011 are set forth below:

	2012	2011

Valuation assumptions
Expected dividend yield	0%	0%
Expected volatility	71%—76%	68%—72%
Expected term (years)	6.00	5.37— 6.23
Risk-free interest rate	0.80%—1.10%	1.34%—2.51%

Schedule of Stock Option Activity

Stock option activity under the Company’s award plans during the period indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balances at December 31, 2012	2,313,526	$5.90	7.87
Granted	764,209	11.07
Exercised	(17,649)	(3.10)
Forfeited	(325,604)	(6.94)
Expired	(36,865)	(5.15)

Balances at September 30, 2013	2,697,617	7.26	7.68

Vested at September 30, 2013	992,112	4.67	5.79

Vested and Expected to Vest at September 30, 2013(1)	2,434,816	6.20	6.91

(1)	The number of stock options expected to vest takes into account an estimate of expected forfeitures.

Stock option activity during the years indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balances at December 31, 2010	1,448,145	2.71	6.99
Granted	2,429,684	6.48
Exercised	(75,840)	(2.43)
Forfeited	(145,214)	(3.34)
Expired	(42,245)	(2.94)

Balances at December 31, 2011	3,614,530	5.22	6.67
Granted	548,571	7.12
Exercised	(194,570)	(2.43)
Forfeited	(1,210,857)	(6.30)
Expired	(444,148)	(2.29)

Balances at December 31, 2012	2,313,526	5.90	7.87

Exercisable at December 31, 2012	808,633	4.06	6.43

Vested and Expected to Vest at December 31, 2012(1)	2,194,790	5.85	7.83

(1)	The number of stock options expected to vest takes into account an estimate of expected forfeitures.

Summary of Additional Information About Stock Options

The following table summarizes additional information about stock options outstanding as of December 31, 2012:

Options outstanding				Options exercisable
Exercise price	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value

$0.38	57,264	8.07	$385	57,264	8.07	$385
$1.34	106,777	3.10	617	106,777	3.10	617
$1.92	23,143	4.25	120	23,143	4.25	120
$2.74	186,286	4.62	815	186,286	4.62	815
$3.29	183,442	6.77	703	126,014	6.72	483
$5.91	169,857	7.64	205	42,571	7.59	51
$7.12	1,586,757	8.77	—	266,578	8.53	—

	2,313,526	7.87	$2,845	808,633	6.43	$2,471

The following table summarizes additional information about stock options outstanding as of December 31, 2011:

Options outstanding				Options exercisable
Exercise price	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value

$0.38	145,406	9.07	$978	145,406	9.07	$978
$1.34	257,680	4.10	1,489	257,680	4.10	1,489
$1.68	58,286	2.84	317	58,286	2.84	317
$1.92	23,143	5.26	120	23,143	5.26	120
$1.96	3,015	9.07	16	3,015	9.07	16
$2.74	312,572	5.54	1,368	307,572	5.54	1,346
$3.29	564,286	7.50	2,163	212,929	7.35	816
$5.91	363,142	8.41	438	—	—	—
$7.12	1,887,000	6.58	—	—	—	—

	3,614,530	6.67	$6,889	1,008,031	5.91	$5,082